Loss Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Loss Per Share
(Loss) attributable to equity holders of the company ($000)	$ (7,994)	$ (9,135)	$ (10,622)
Weighted average number of ordinary shares in issue	127,553,866	106,403,903	93,592,195
Basic loss per share (cents per share)	$ (6.27)	$ (8.59)	$ (11.35)